Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Quantitative Management Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 21, 2016
Supplement [Text Block]	trpdscgfi_SupplementTextBlock	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

To reflect that the fund charges a 1% redemption fee on shares held for 90 days or less, the fee table is revised as follows:

Fees and Expenses of the Fund’s I Class

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	1.00%
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.64%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.02%

Total annual fund operating expenses	0.66%

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpdscgfi_SupplementTextBlock	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

To reflect that the fund charges a 1% redemption fee on shares held for 90 days or less, the fee table is revised as follows:

Fees and Expenses of the Fund’s I Class

Shareholder fees (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	1.00%
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.64%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.02%

Total annual fund operating expenses	0.66%

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s I Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund | T. Rowe Price QM U.S. Small-Cap Growth Equity Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%